Vanguard® Explorer™ Fund
Schedule of Investments (unaudited)
As of January 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.0%)
Communication Services (3.3%)
*	Live Nation Entertainment Inc.	834,266	120,702
	New York Times Co. Class A	1,880,966	102,137
*	Cargurus Inc.	2,491,327	97,660
*	Cinemark Holdings Inc.	3,174,922	90,898
*	Ziff Davis Inc.	1,581,894	85,248
*	Take-Two Interactive Software Inc.	298,610	55,395
*	IAC Inc.	928,483	39,303
	Iridium Communications Inc.	1,285,311	36,953
	Electronic Arts Inc.	278,972	34,288
*	ZipRecruiter Inc. Class A	3,066,681	21,099
*	Yelp Inc.	457,006	18,253
*	Reddit Inc. Class A	86,182	17,198
*	Vimeo Inc.	1,193,598	8,009
	Playtika Holding Corp.	874,927	6,273
*	EverQuote Inc. Class A	219,771	4,439
*	Magnite Inc.	180,080	3,097
*	Bandwidth Inc. Class A	138,727	2,465
*	Mediaalpha Inc. Class A	168,749	1,922
*	Roku Inc.	21,074	1,744
*	Bumble Inc. Class A	171,951	1,395
*	Grindr Inc.	62,891	1,122
*	Madison Square Garden Entertainment Corp.	29,552	1,074
*	QuinStreet Inc.	35,944	850
*	Anterix Inc.	25,679	734
*	PubMatic Inc. Class A	32,890	497
			752,755
Consumer Discretionary (11.2%)
*	Burlington Stores Inc.	568,046	161,285
	Texas Roadhouse Inc.	699,466	126,673
	Churchill Downs Inc.	989,661	122,302
	Wingstop Inc.	402,374	119,867
*	Boot Barn Holdings Inc.	722,758	116,256
*	Chewy Inc. Class A	2,725,967	106,258
	Patrick Industries Inc.	978,544	95,056
*	Champion Homes Inc.	1,029,367	95,041
*	Shake Shack Inc. Class A	788,083	93,096
	Cheesecake Factory Inc.	1,476,688	82,916
	Levi Strauss & Co. Class A	4,310,541	82,030
	Steven Madden Ltd.	1,903,165	78,125
	American Eagle Outfitters Inc.	4,777,137	77,103
	Gentex Corp.	2,780,961	72,083
*	YETI Holdings Inc.	1,684,585	62,768
	Meritage Homes Corp.	789,358	61,467
*	Crocs Inc.	548,584	55,994
	Acushnet Holdings Corp.	856,493	55,946
	Domino's Pizza Inc.	110,922	49,817
*	Ollie's Bargain Outlet Holdings Inc.	415,662	46,350
	Installed Building Products Inc.	211,557	42,066
	Pool Corp.	118,872	40,922
*	Norwegian Cruise Line Holdings Ltd.	1,348,010	38,216
*	Five Below Inc.	368,793	34,585
*	Light & Wonder Inc.	351,019	30,858
*	Deckers Outdoor Corp.	168,765	29,932
	Tractor Supply Co.	527,299	28,664
*	Bright Horizons Family Solutions Inc.	231,556	28,389
	Academy Sports & Outdoors Inc.	481,514	25,188
*	frontdoor Inc.	396,981	23,771
*	Valvoline Inc.	626,135	23,236
*	Sweetgreen Inc. Class A	674,463	22,203

Vanguard® Explorer™ Fund
		Shares	Market Value ($000)
*	Duolingo Inc.	60,067	21,864
	Travel & Leisure Co.	397,656	21,617
*	Sally Beauty Holdings Inc.	1,902,476	20,680
*	Carvana Co.	83,389	20,637
*	Brinker International Inc.	107,797	19,616
*	Abercrombie & Fitch Co. Class A	155,836	18,604
*	Floor & Decor Holdings Inc. Class A	179,700	17,988
	Toll Brothers Inc.	131,157	17,812
*	Skechers USA Inc. Class A	225,066	16,957
*	Cava Group Inc.	124,881	16,865
*	Warby Parker Inc. Class A	512,772	14,209
*	Sportradar Group AG Class A	622,470	13,059
*	Urban Outfitters Inc.	232,194	12,868
*	Tri Pointe Homes Inc.	345,087	12,720
*	Etsy Inc.	221,582	12,167
	Red Rock Resorts Inc. Class A	235,187	11,536
*	Fox Factory Holding Corp.	414,871	11,334
*	Adtalem Global Education Inc.	100,559	10,773
	Hasbro Inc.	179,058	10,357
	Upbound Group Inc.	319,799	9,383
*	Rush Street Interactive Inc.	615,035	8,967
	Build-A-Bear Workshop Inc.	202,736	8,584
	Buckle Inc.	177,182	8,436
*	Dorman Products Inc.	59,135	7,763
*	Hanesbrands Inc.	891,788	7,241
*	Modine Manufacturing Co.	70,155	7,117
	Monarch Casino & Resort Inc.	71,274	6,083
*	Taylor Morrison Home Corp.	90,789	5,852
*	Sonos Inc.	327,714	4,519
*	Cavco Industries Inc.	8,735	4,443
*	Visteon Corp.	47,142	3,963
*	Gentherm Inc.	100,935	3,851
*	Coursera Inc.	497,485	3,836
	Carriage Services Inc.	80,893	3,313
*	National Vision Holdings Inc.	288,156	3,285
*	Grand Canyon Education Inc.	17,352	3,048
	KB Home	41,606	2,792
	Wolverine World Wide Inc.	108,481	2,422
	Perdoceo Education Corp.	81,734	2,352
*	Stitch Fix Inc. Class A	467,071	2,200
*	KinderCare Learning Cos. Inc.	102,237	2,120
*	Hovnanian Enterprises Inc. Class A	14,770	1,955
*	Green Brick Partners Inc.	31,042	1,877
	OneSpaWorld Holdings Ltd.	81,843	1,748
	PulteGroup Inc.	14,352	1,633
*	Chegg Inc.	904,883	1,394
	Dine Brands Global Inc.	45,169	1,372
	Standard Motor Products Inc.	40,577	1,259
*	American Axle & Manufacturing Holdings Inc.	232,030	1,214
	J Jill Inc.	42,827	1,170
*	Sabre Corp.	345,772	1,158
*	Dave & Buster's Entertainment Inc.	39,207	1,041
*	Denny's Corp.	160,030	1,013
*	Leslie's Inc.	481,499	973
*	Udemy Inc.	121,401	908
*	Genesco Inc.	20,726	863
*	American Public Education Inc.	36,549	810
*	BJ's Restaurants Inc.	20,714	750
	International Game Technology plc	40,766	694
*	TopBuild Corp.	1,955	670
			2,564,198
Consumer Staples (2.9%)
*	Freshpet Inc.	632,724	101,204
*	e.l.f. Beauty Inc.	932,868	93,203
*	Simply Good Foods Co.	2,381,749	90,506
*	Performance Food Group Co.	902,600	81,514
	Casey's General Stores Inc.	181,200	76,425
*	BellRing Brands Inc.	954,363	73,820
*	BJ's Wholesale Club Holdings Inc.	501,100	49,634

Vanguard® Explorer™ Fund
		Shares	Market Value ($000)
	Coca-Cola Consolidated Inc.	13,592	18,589
	PriceSmart Inc.	203,857	18,545
*	Sprouts Farmers Market Inc.	99,603	15,771
*	Pilgrim's Pride Corp.	234,864	10,930
	Energizer Holdings Inc.	224,273	7,623
*	Celsius Holdings Inc.	266,157	6,649
	Turning Point Brands Inc.	98,641	6,287
	Cal-Maine Foods Inc.	56,847	6,134
	John B Sanfilippo & Son Inc.	45,221	3,271
*	Herbalife Ltd.	518,182	2,829
*	USANA Health Sciences Inc.	57,282	1,866
*	Honest Co. Inc.	187,347	1,201
	Natural Grocers by Vitamin Cottage Inc.	24,568	1,070
	Andersons Inc.	24,829	1,012
	Dole plc	41,105	560
			668,643
Energy (4.1%)
	Viper Energy Inc.	4,498,016	210,957
*	Antero Resources Corp.	4,219,297	157,464
	Magnolia Oil & Gas Corp. Class A	5,016,412	118,889
	Matador Resources Co.	1,125,124	65,257
*	Seadrill Ltd.	1,632,746	59,040
	EQT Corp.	1,106,100	56,544
	Expand Energy Corp.	458,386	46,572
	TechnipFMC plc	1,548,933	46,545
	Weatherford International plc	662,010	41,674
	Chord Energy Corp.	230,251	25,892
	Texas Pacific Land Corp.	15,097	19,583
	SM Energy Co.	443,469	16,834
	Crescent Energy Co. Class A	1,033,996	15,572
	Archrock Inc.	420,010	11,798
*	Oceaneering International Inc.	411,082	10,215
	Permian Resources Corp.	425,626	6,235
	Ovintiv Inc. (XNYS)	116,307	4,911
	Dorian LPG Ltd.	169,192	4,067
*	Helix Energy Solutions Group Inc.	414,418	3,324
	Murphy Oil Corp.	117,091	3,118
	Kinetik Holdings Inc.	43,967	2,833
	Antero Midstream Corp.	128,061	2,054
	Core Natural Resources Inc.	22,424	2,026
	Berry Corp.	449,779	1,961
*	Amplify Energy Corp.	363,162	1,939
	SFL Corp. Ltd.	183,664	1,938
*	Gulfport Energy Corp.	10,288	1,837
*	TETRA Technologies Inc.	352,674	1,464
*	REX American Resources Corp.	33,864	1,413
	VAALCO Energy Inc.	217,663	892
			942,848
Financials (11.9%)
	Houlihan Lokey Inc.	941,693	171,124
	Pinnacle Financial Partners Inc.	1,331,034	166,073
	Synovus Financial Corp.	2,777,962	156,733
	Cadence Bank	3,822,690	134,559
	Tradeweb Markets Inc. Class A	997,948	126,640
	Prosperity Bancshares Inc.	1,532,481	122,598
	First American Financial Corp.	1,804,839	114,102
	Morningstar Inc.	342,016	112,400
	Assured Guaranty Ltd.	1,076,338	101,822
	HA Sustainable Infrastructure Capital Inc.	3,444,667	96,485
	Voya Financial Inc.	1,302,445	92,461
	StepStone Group Inc. Class A	1,373,732	88,029
*	Euronet Worldwide Inc.	888,102	87,478
	OneMain Holdings Inc.	1,459,704	81,072
	Assurant Inc.	374,314	80,549
*	Shift4 Payments Inc. Class A	616,700	73,911
*	Toast Inc. Class A	1,643,035	67,233
	MGIC Investment Corp.	2,511,047	64,132
	Piper Sandler Cos.	199,537	63,281
*	Palomar Holdings Inc.	512,066	55,237

Vanguard® Explorer™ Fund
		Shares	Market Value ($000)
*	Remitly Global Inc.	2,322,471	54,578
	Ryan Specialty Holdings Inc.	693,480	46,172
	Equitable Holdings Inc.	813,250	44,257
	Wintrust Financial Corp.	331,300	43,337
	Evercore Inc. Class A	142,298	41,447
	Hamilton Lane Inc. Class A	227,400	36,198
	FirstCash Holdings Inc.	322,386	35,188
	Kinsale Capital Group Inc.	77,687	34,333
*	Robinhood Markets Inc. Class A	632,768	32,872
*	Encore Capital Group Inc.	580,370	28,728
	WisdomTree Inc.	2,334,184	22,852
	Everest Group Ltd.	59,730	20,757
*	NMI Holdings Inc.	488,558	18,868
	BGC Group Inc. Class A	1,904,900	18,173
*	SoFi Technologies Inc.	1,041,621	16,437
	Virtus Investment Partners Inc.	77,306	15,423
	Victory Capital Holdings Inc. Class A	191,483	12,672
*	Mr. Cooper Group Inc.	106,176	11,022
*	Oscar Health Inc. Class A	645,300	10,712
*	Skyward Specialty Insurance Group Inc.	239,815	10,619
*	Payoneer Global Inc.	984,934	10,440
	Jefferies Financial Group Inc.	130,282	10,017
	Federated Hermes Inc.	215,625	8,575
	PROG Holdings Inc.	195,024	8,337
	MarketAxess Holdings Inc.	36,346	8,019
	Mercury General Corp.	156,451	7,798
	Westamerica BanCorp	146,932	7,605
	Popular Inc.	62,662	6,450
*	AvidXchange Holdings Inc.	575,325	6,098
	Bank of NT Butterfield & Son Ltd.	142,747	5,237
*	Flywire Corp.	246,696	4,769
*	International Money Express Inc.	184,482	3,489
*	Marqeta Inc. Class A	844,414	3,251
	Acadian Asset Management Inc.	122,194	3,045
*	Upstart Holdings Inc.	38,900	2,519
	First BanCorp (XNYS)	89,290	1,854
*	LendingTree Inc.	40,986	1,842
	Brown & Brown Inc.	15,551	1,628
	P10 Inc. Class A	89,491	1,222
*	SiriusPoint Ltd.	82,764	1,205
	Fidelis Insurance Holdings Ltd.	52,812	871
*	Open Lending Corp.	140,825	852
*	Root Inc. Class A	8,239	803
*	StoneCo. Ltd. Class A	82,110	753
	Diamond Hill Investment Group Inc.	4,645	697
			2,717,940
Health Care (18.6%)
*	Doximity Inc. Class A	2,816,727	166,469
*	Globus Medical Inc. Class A	1,758,486	163,047
*	Natera Inc.	880,905	155,850
*	Veracyte Inc.	2,656,550	120,820
*	Option Care Health Inc.	3,803,509	117,604
*	Medpace Holdings Inc.	299,637	104,618
*	Acadia Healthcare Co. Inc.	2,201,435	99,307
*	Halozyme Therapeutics Inc.	1,738,067	98,444
	Encompass Health Corp.	983,510	97,633
*	HealthEquity Inc.	875,093	96,628
*	Blueprint Medicines Corp.	840,185	94,546
*	ICON plc	449,973	89,581
*	Ultragenyx Pharmaceutical Inc.	2,001,985	86,145
*	Haemonetics Corp.	1,183,601	81,728
	STERIS plc	370,313	81,710
*	Neurocrine Biosciences Inc.	535,613	81,317
	Bio-Techne Corp.	1,102,336	81,077
*	Tandem Diabetes Care Inc.	2,070,084	76,717
*	Merit Medical Systems Inc.	701,910	76,424
*	Penumbra Inc.	284,394	75,925
*	Exelixis Inc.	2,266,928	75,149
*	Insmed Inc.	962,680	73,722

Vanguard® Explorer™ Fund
		Shares	Market Value ($000)
*	Insulet Corp.	251,527	70,020
*	Waystar Holding Corp.	1,543,899	62,049
*	Cooper Cos. Inc.	636,641	61,468
*	Ionis Pharmaceuticals Inc.	1,788,297	57,047
*	Vaxcyte Inc.	514,791	45,466
*	Alkermes plc	1,418,068	44,712
*	REVOLUTION Medicines Inc.	1,029,925	44,235
*	Crinetics Pharmaceuticals Inc.	1,083,828	43,678
*	Cytokinetics Inc.	874,724	43,264
*	Sarepta Therapeutics Inc.	377,635	42,945
*	Certara Inc.	2,980,825	42,417
	ResMed Inc.	178,910	42,255
*	Repligen Corp.	252,412	41,953
*	Myriad Genetics Inc.	3,293,586	41,730
*	Ascendis Pharma A/S ADR	319,213	41,708
*	Kymera Therapeutics Inc.	1,036,819	41,048
*	QuidelOrtho Corp.	896,763	38,973
*	Madrigal Pharmaceuticals Inc.	112,889	37,795
	CONMED Corp.	517,977	37,180
*	Ligand Pharmaceuticals Inc.	317,850	37,045
*	Supernus Pharmaceuticals Inc.	953,881	36,600
*	Avidity Biosciences Inc.	1,100,401	36,236
*	DexCom Inc.	400,656	34,789
*	iRhythm Technologies Inc.	287,248	31,267
*	Hologic Inc.	421,831	30,431
*	TG Therapeutics Inc.	941,756	29,854
	Teleflex Inc.	162,182	29,232
*	Apellis Pharmaceuticals Inc.	986,546	28,620
*	Celldex Therapeutics Inc.	1,132,864	27,744
*	Charles River Laboratories International Inc.	166,133	27,372
*	Omnicell Inc.	605,197	27,228
*	Sotera Health Co.	1,848,239	25,339
*	IDEXX Laboratories Inc.	56,520	23,854
*	Apogee Therapeutics Inc.	530,576	21,945
*	Arvinas Inc.	1,179,462	20,770
*	Roivant Sciences Ltd.	1,860,200	20,704
*	Schrodinger Inc.	821,849	20,608
*	Immatics NV	3,745,525	20,488
*	SpringWorks Therapeutics Inc.	514,908	19,309
*	RadNet Inc.	284,200	18,607
*	PTC Therapeutics Inc.	395,607	18,150
*	Azenta Inc.	335,134	18,114
*	Legend Biotech Corp. ADR	461,713	17,591
*	Illumina Inc.	131,505	17,456
*,1	Structure Therapeutics Inc. ADR	582,447	17,456
*	Agios Pharmaceuticals Inc.	500,306	17,206
*	Tenet Healthcare Corp.	115,643	16,293
*	Neogen Corp.	1,394,817	15,985
*	Progyny Inc.	689,286	15,971
*	BioCryst Pharmaceuticals Inc.	2,021,487	15,970
*	Axogen Inc.	859,526	15,652
*	ADMA Biologics Inc.	958,501	15,480
*	Exact Sciences Corp.	276,091	15,475
*	Align Technology Inc.	63,663	13,949
*	LivaNova plc	259,270	12,951
*	Viking Therapeutics Inc.	374,752	12,273
*	Hims & Hers Health Inc.	325,978	12,152
*	Addus HomeCare Corp.	91,988	11,513
*	Veeva Systems Inc. Class A	48,445	11,300
*	Travere Therapeutics Inc.	535,615	10,959
*,2	Nevro Corp.	2,118,527	10,741
*	Inspire Medical Systems Inc.	55,304	10,701
*	CorVel Corp.	91,137	10,558
	Chemed Corp.	18,521	10,409
*	ACADIA Pharmaceuticals Inc.	524,179	9,781
*	Guardant Health Inc.	207,015	9,726
*	Phreesia Inc.	321,409	9,147
*	Novocure Ltd.	360,272	8,834
*	Jazz Pharmaceuticals plc	59,681	7,423
*	Nuvalent Inc. Class A	82,044	7,040

Vanguard® Explorer™ Fund
		Shares	Market Value ($000)
*	Twist Bioscience Corp.	134,084	7,022
*	RxSight Inc.	197,952	6,705
*	Dyne Therapeutics Inc.	465,831	6,624
*	Viridian Therapeutics Inc.	316,318	6,130
*	AdaptHealth Corp.	555,982	6,016
*	UFP Technologies Inc.	21,164	5,813
*	Teladoc Health Inc.	569,689	5,788
*	CareDx Inc.	247,220	5,760
*	Ironwood Pharmaceuticals Inc.	2,234,593	5,229
*	Catalyst Pharmaceuticals Inc.	225,640	5,090
	Bruker Corp.	84,834	4,933
*	STAAR Surgical Co.	203,581	4,925
*	Arcus Biosciences Inc.	379,700	4,898
*	10X Genomics Inc. Class A	322,875	4,843
*	Castle Biosciences Inc.	168,996	4,778
*	Vir Biotechnology Inc.	409,998	4,264
*	Novavax Inc.	466,226	4,052
*	Ardelyx Inc.	745,773	3,997
*	Aurinia Pharmaceuticals Inc.	493,274	3,922
*	Adaptive Biotechnologies Corp.	484,990	3,759
	Select Medical Holdings Corp.	188,001	3,698
*	Aldeyra Therapeutics Inc.	680,004	3,563
*	Pennant Group Inc.	127,505	3,375
*	Bridgebio Pharma Inc.	93,201	3,188
*	Sage Therapeutics Inc.	432,675	3,137
*	Prothena Corp. plc	219,243	3,120
*	AnaptysBio Inc.	164,126	2,943
*	ANI Pharmaceuticals Inc.	46,962	2,754
*	Day One Biopharmaceuticals Inc.	220,415	2,727
*	Rhythm Pharmaceuticals Inc.	44,948	2,671
*	Xencor Inc.	138,026	2,523
*	Voyager Therapeutics Inc.	457,063	2,491
*	Keros Therapeutics Inc.	215,561	2,457
*	Arcturus Therapeutics Holdings Inc.	142,677	2,421
*	Glaukos Corp.	15,322	2,397
*	Edgewise Therapeutics Inc.	85,558	2,397
*	Nurix Therapeutics Inc.	115,755	2,282
*	Puma Biotechnology Inc.	777,390	2,247
*	Denali Therapeutics Inc.	89,332	2,081
*	Coherus Biosciences Inc.	1,693,303	1,998
*	Arcutis Biotherapeutics Inc.	148,299	1,963
*	Tactile Systems Technology Inc.	108,595	1,901
*	Owens & Minor Inc.	129,255	1,841
*	Inmode Ltd.	105,528	1,816
*,1	Esperion Therapeutics Inc.	1,010,754	1,809
*	Pediatrix Medical Group Inc.	126,346	1,766
*	Tarsus Pharmaceuticals Inc.	32,516	1,748
*	Talkspace Inc.	563,599	1,747
*	NeoGenomics Inc.	120,325	1,721
*	WaVe Life Sciences Ltd.	147,297	1,704
*	Fate Therapeutics Inc.	1,268,133	1,649
*	SI-BONE Inc.	97,340	1,631
*	Community Health Systems Inc.	474,079	1,517
*	Terns Pharmaceuticals Inc.	338,167	1,508
*	Amicus Therapeutics Inc.	156,998	1,504
*	Bioventus Inc. Class A	140,343	1,499
*	Iovance Biotherapeutics Inc.	241,483	1,413
*	Kiniksa Pharmaceuticals International plc	69,086	1,354
*,1	Altimmune Inc.	196,429	1,304
*	Ardent Health Partners Inc.	85,492	1,282
*	Karyopharm Therapeutics Inc.	2,008,163	1,249
	LeMaitre Vascular Inc.	12,697	1,231
*	Mersana Therapeutics Inc.	2,006,836	1,222
*	Geron Corp. (XNGS)	414,363	1,189
*	Biohaven Ltd.	30,625	1,171
*	Health Catalyst Inc.	199,526	1,123
*,1	Agenus Inc.	290,646	1,104
*	Evolus Inc.	70,453	984
*	Stoke Therapeutics Inc.	81,511	936
*	Joint Corp.	81,335	899

Vanguard® Explorer™ Fund
		Shares	Market Value ($000)
*	4D Molecular Therapeutics Inc.	158,842	890
*	LifeStance Health Group Inc.	107,194	854
*	Codexis Inc.	186,328	781
*	Cogent Biosciences Inc.	76,195	709
	iRadimed Corp.	11,870	703
*	MannKind Corp.	120,726	699
*	CytomX Therapeutics Inc.	820,461	697
*	Amneal Pharmaceuticals Inc.	84,106	695
*	Alector Inc.	416,287	691
*	Neumora Therapeutics Inc.	349,796	675
*	Cabaletta Bio Inc.	264,568	632
*	Enanta Pharmaceuticals Inc.	119,191	609
*	Protagonist Therapeutics Inc.	15,620	590
*	Immunome Inc.	50,709	559
*	Quanterix Corp.	59,600	548
*	MacroGenics Inc.	178,139	534
*	Organogenesis Holdings Inc.	126,114	464
*	Taysha Gene Therapies Inc.	287,812	432
*	RAPT Therapeutics Inc.	337,409	385
*	Fulcrum Therapeutics Inc.	70,384	279
*	Atea Pharmaceuticals Inc.	81,077	248
*	Corbus Pharmaceuticals Holdings Inc.	24,365	239
*	Applied Therapeutics Inc.	390,253	229
*	Aclaris Therapeutics Inc.	73,649	183
*	Mei Pharma Inc.	61,621	175
*	NextCure Inc.	171,519	138
*,1,3	Cartesian Therapeutics Inc.	528,838	95
*	Affimed NV	75,667	76
*	Precision BioSciences Inc.	11,410	57
*,4	Scilex Holding Co. (Acquired 1/6/23, Cost $1,032)	98,470	37
*,3	OmniAb Inc. 12.5 Earnout	84,348	—
*,3	OmniAb Inc. 15 Earnout	84,348	—
			4,255,408
Industrials (21.1%)
*	Kirby Corp.	1,693,672	184,864
*	Middleby Corp.	974,724	166,814
*	AZEK Co. Inc.	3,234,891	165,724
	Ryder System Inc.	827,647	131,935
	Rush Enterprises Inc. Class A	2,070,782	125,800
	Acuity Brands Inc.	373,544	124,162
*	RBC Bearings Inc.	352,059	122,781
*	Clean Harbors Inc.	502,516	117,086
	GATX Corp.	696,780	115,296
*	Fluor Corp.	2,290,194	110,410
	Flowserve Corp.	1,752,250	109,726
	RB Global Inc. (XTSE)	1,220,879	109,244
*	XPO Inc.	813,741	108,773
*	Standardaero Inc.	3,911,138	104,975
	Vertiv Holdings Co. Class A	853,167	99,838
*	Trex Co. Inc.	1,301,972	94,823
	AerCap Holdings NV	949,249	90,748
	Science Applications International Corp.	820,712	88,867
	BWX Technologies Inc.	756,381	85,418
	Boise Cascade Co.	676,847	85,391
	Zurn Elkay Water Solutions Corp.	2,100,476	82,843
	Comfort Systems USA Inc.	185,309	80,934
*	Gibraltar Industries Inc.	1,276,919	78,365
*	Generac Holdings Inc.	521,386	77,859
*	RXO Inc.	3,033,020	77,797
	Alight Inc. Class A	11,277,872	77,253
*	API Group Corp.	1,907,755	72,781
*	First Advantage Corp.	3,827,141	72,256
*	Kratos Defense & Security Solutions Inc.	2,157,002	71,979
	IDEX Corp.	313,580	70,339
	AAON Inc.	599,509	69,771
*	WillScot Holdings Corp.	1,750,000	64,855
*	Axon Enterprise Inc.	96,342	62,832
	Applied Industrial Technologies Inc.	238,416	61,995
	Sensata Technologies Holding plc	2,253,644	61,209

Vanguard® Explorer™ Fund
		Shares	Market Value ($000)
*	NEXTracker Inc. Class A	1,125,487	56,747
*	AeroVironment Inc.	308,790	55,629
*	SiteOne Landscape Supply Inc.	359,687	51,183
	Verisk Analytics Inc.	171,553	49,311
	HEICO Corp. Class A	250,514	47,680
	Federal Signal Corp.	471,387	46,342
	Toro Co.	505,547	42,097
	Curtiss-Wright Corp.	113,182	39,267
*	Cimpress plc	528,216	35,116
	JBT Marel Corp.	262,662	34,934
*	ACV Auctions Inc. Class A	1,623,960	34,363
*	GXO Logistics Inc.	722,545	32,840
	EMCOR Group Inc.	70,368	31,529
	FTAI Aviation Ltd.	311,349	31,300
	Hubbell Inc.	68,094	28,804
	Maximus Inc.	376,754	28,366
*,1	Bloom Energy Corp. Class A	1,156,087	27,261
*	Saia Inc.	55,121	26,464
*	Core & Main Inc. Class A	442,570	24,979
	Primoris Services Corp.	321,528	24,684
	Rockwell Automation Inc.	88,122	24,536
	Griffon Corp.	315,269	23,888
	Timken Co.	284,472	22,835
	GFL Environmental Inc. (XTSE)	509,867	21,991
	Allison Transmission Holdings Inc.	176,436	20,738
	JB Hunt Transport Services Inc.	112,676	19,292
*	Kornit Digital Ltd.	656,394	19,062
	UFP Industries Inc.	162,998	18,851
	TriNet Group Inc.	192,656	17,992
*	Casella Waste Systems Inc. Class A	165,200	17,766
	Herc Holdings Inc.	85,182	17,374
*	Legalzoom.com Inc.	1,864,082	16,758
*	Lyft Inc. Class A	1,143,862	15,488
	EnerSys	159,391	15,472
*	Huron Consulting Group Inc.	121,630	15,420
*	Upwork Inc.	963,550	15,186
*	Sterling Infrastructure Inc.	106,152	15,118
	Matson Inc.	102,472	14,536
	Regal Rexnord Corp.	88,000	13,968
*	Ameresco Inc. Class A	579,594	13,116
*	SPX Technologies Inc.	85,578	12,710
	Heartland Express Inc.	1,101,430	12,600
	Lennox International Inc.	18,999	11,255
	Mueller Water Products Inc. Class A	479,016	11,017
	Watts Water Technologies Inc. Class A	51,970	10,746
*	Beacon Roofing Supply Inc.	86,108	10,190
	Franklin Electric Co. Inc.	100,064	10,005
	Pitney Bowes Inc.	1,051,560	9,369
*	American Woodmark Corp.	116,588	9,078
*	GMS Inc.	107,308	9,050
	ArcBest Corp.	90,704	8,672
	Apogee Enterprises Inc.	165,875	8,463
*	FTI Consulting Inc.	41,758	8,157
	CSG Systems International Inc.	134,811	7,926
*	Paylocity Holding Corp.	36,657	7,534
*	Blue Bird Corp.	203,854	7,261
	Donaldson Co. Inc.	101,940	7,257
*	Joby Aviation Inc.	875,522	7,232
	Interface Inc.	285,776	7,076
*	Leonardo DRS Inc.	192,306	6,760
	Argan Inc.	48,422	6,624
*	IES Holdings Inc.	28,488	6,304
*	Sun Country Airlines Holdings Inc.	367,468	6,232
*	MRC Global Inc.	424,208	6,227
	Powell Industries Inc.	25,652	6,151
	Trinity Industries Inc.	151,311	5,724
	Brady Corp. Class A	71,005	5,289
	Tennant Co.	60,797	5,199
*	ExlService Holdings Inc.	102,229	5,138
	Atkore Inc.	62,969	5,128

Vanguard® Explorer™ Fund
		Shares	Market Value ($000)
	Enerpac Tool Group Corp.	91,276	4,125
	Advanced Drainage Systems Inc.	33,963	4,107
	HNI Corp.	79,807	3,978
	Mueller Industries Inc.	48,901	3,851
	Genpact Ltd.	77,232	3,760
	Marten Transport Ltd.	213,884	3,294
	REV Group Inc.	91,369	3,171
	Brink's Co.	32,730	3,055
	Costamare Inc.	246,162	2,870
*	Innodata Inc.	73,620	2,730
*	Hillman Solutions Corp.	259,314	2,593
	Aris Water Solutions Inc. Class A	94,056	2,401
	ICF International Inc.	18,626	2,174
	ESCO Technologies Inc.	15,171	2,014
*	Healthcare Services Group Inc.	152,987	1,697
*	Limbach Holdings Inc.	16,621	1,537
	McGrath RentCorp.	12,454	1,528
	Kforce Inc.	27,322	1,523
	CRA International Inc.	7,644	1,403
*	DXP Enterprises Inc.	12,194	1,235
*	Franklin Covey Co.	32,242	1,222
	Kennametal Inc.	50,000	1,198
*	BlueLinx Holdings Inc.	10,970	1,182
*	Rocket Lab USA Inc.	34,823	1,012
	Landstar System Inc.	5,810	957
*	WNS Holdings Ltd.	15,632	957
*	American Superconductor Corp.	35,402	930
	Hyster-Yale Inc.	16,302	871
	Barrett Business Services Inc.	19,935	864
	Armstrong World Industries Inc.	5,219	788
	Miller Industries Inc.	11,037	728
	Allient Inc.	28,043	707
*	Energy Recovery Inc.	44,448	637
*	Thermon Group Holdings Inc.	21,383	592
*	Hudson Technologies Inc.	84,041	487
			4,840,578
Information Technology (18.1%)
*	Guidewire Software Inc.	1,212,225	256,107
*	Wix.com Ltd.	921,934	220,241
*	Dynatrace Inc.	2,962,941	171,110
*	CyberArk Software Ltd.	327,630	121,544
*	Informatica Inc. Class A	4,566,547	117,269
*	Coherent Corp.	1,202,697	108,832
*	Fabrinet	480,087	103,800
*	Pure Storage Inc. Class A	1,524,368	103,337
*	Okta Inc.	1,090,590	102,755
*	Viavi Solutions Inc.	8,515,001	102,521
	Crane NXT Co.	1,555,687	99,517
*	Globant SA	452,432	96,513
	Power Integrations Inc.	1,542,405	96,123
*	Sprout Social Inc. Class A	2,919,833	95,391
*	Trimble Inc.	1,069,737	80,187
*	Teledyne Technologies Inc.	156,710	80,131
*	Five9 Inc.	1,901,087	77,926
*	Cirrus Logic Inc.	755,637	75,896
*	Jamf Holding Corp.	4,876,117	73,678
*	Manhattan Associates Inc.	350,130	73,034
*	Onto Innovation Inc.	348,864	71,433
*	Tenable Holdings Inc.	1,640,027	70,669
*	Tower Semiconductor Ltd.	1,298,935	63,505
*,1	GLOBALFOUNDRIES Inc.	1,477,544	61,274
*	Silicon Laboratories Inc.	437,817	59,364
*	Monday.com Ltd.	223,548	57,108
*	nCino Inc.	1,664,788	56,619
*	Lattice Semiconductor Corp.	972,170	55,433
*	Unity Software Inc.	2,443,923	54,255
*	SentinelOne Inc. Class A	2,189,330	52,434
*	HubSpot Inc.	64,569	50,333
*	Blackbaud Inc.	609,683	47,037

Vanguard® Explorer™ Fund
		Shares	Market Value ($000)
*	Tyler Technologies Inc.	77,032	46,346
*	Elastic NV	390,578	43,971
*	Rubrik Inc. Class A	594,029	43,525
*	PTC Inc.	215,679	41,730
*	Gitlab Inc. Class A	538,309	39,167
*	MACOM Technology Solutions Holdings Inc.	282,157	37,315
*	Varonis Systems Inc.	750,923	34,062
*	Ciena Corp.	380,160	33,127
*	Allegro MicroSystems Inc.	1,304,400	31,423
*	Aspen Technology Inc.	114,066	30,062
*	Braze Inc. Class A	649,553	29,866
*	ON Semiconductor Corp.	562,335	29,433
*	Nutanix Inc. Class A	395,336	27,185
*	Commvault Systems Inc.	157,097	25,019
*	Clearwater Analytics Holdings Inc. Class A	869,320	24,480
*	Dropbox Inc. Class A	734,990	23,630
*	Ambarella Inc.	307,988	23,629
*	RingCentral Inc. Class A	661,464	23,032
	Clear Secure Inc. Class A	931,200	22,042
	Bentley Systems Inc. Class B	433,400	20,175
*	PROS Holdings Inc.	841,119	19,867
*	N-able Inc.	2,043,052	19,797
*	Extreme Networks Inc.	1,217,810	19,254
	Cognex Corp.	463,812	18,506
*	Consensus Cloud Solutions Inc.	640,482	18,138
	Microchip Technology Inc.	327,444	17,780
*	8x8 Inc.	6,267,475	17,549
*	Q2 Holdings Inc.	164,754	15,680
*	Rapid7 Inc.	393,847	15,171
*	ACI Worldwide Inc.	274,202	14,684
*	Credo Technology Group Holding Ltd.	202,762	14,197
*	Teradata Corp.	433,027	13,818
	A10 Networks Inc.	696,445	13,657
*	Sanmina Corp.	155,036	12,981
*	Semtech Corp.	186,157	12,465
*	Penguin Solutions Inc.	575,511	11,671
*	Zeta Global Holdings Corp. Class A	582,101	10,682
*	ANSYS Inc.	30,357	10,640
*	Impinj Inc.	79,781	10,123
*	Alkami Technology Inc.	286,248	9,959
*	Appfolio Inc. Class A	41,682	9,750
	Pegasystems Inc.	85,237	9,230
*	UiPath Inc. Class A	630,795	8,970
*	IonQ Inc.	222,835	8,800
*	Yext Inc.	1,286,954	8,468
	Jabil Inc.	52,103	8,462
*	Ultra Clean Holdings Inc.	228,569	8,427
*	LiveRamp Holdings Inc.	245,809	8,358
*	DigitalOcean Holdings Inc.	200,861	8,332
*	Appian Corp. Class A	228,900	8,032
*	Procore Technologies Inc.	97,691	7,772
*	Rambus Inc.	124,205	7,654
*	Arlo Technologies Inc.	644,164	7,543
*	Confluent Inc. Class A	254,031	7,540
*	Olo Inc. Class A	1,012,412	7,472
*	FormFactor Inc.	182,054	7,291
	Amkor Technology Inc.	282,937	6,963
*	MaxLinear Inc.	383,425	6,848
*	BigCommerce Holdings Inc. Series 1	1,097,342	6,683
*	Domo Inc. Class B	778,926	6,598
*	AppLovin Corp. Class A	17,357	6,415
*	Weave Communications Inc.	364,171	5,943
	Hackett Group Inc.	166,549	5,143
*	Couchbase Inc.	281,620	4,996
*,1	SoundHound AI Inc. Class A	350,660	4,962
	MKS Instruments Inc.	43,541	4,932
*	MARA Holdings Inc.	244,759	4,489
*	ACM Research Inc. Class A	214,574	4,410
*	CEVA Inc.	135,079	4,351
*	Axcelis Technologies Inc.	63,314	4,305

Vanguard® Explorer™ Fund
		Shares	Market Value ($000)
*	Itron Inc.	39,465	4,237
*	Harmonic Inc.	351,357	3,963
*	Verint Systems Inc.	146,658	3,722
*	PDF Solutions Inc.	127,689	3,557
	OneSpan Inc.	155,544	2,993
*	Bill Holdings Inc.	29,396	2,845
*	eGain Corp.	440,680	2,688
*	Ouster Inc.	259,122	2,581
*	Asana Inc. Class A	117,938	2,517
*	Core Scientific Inc.	201,278	2,470
*	Plexus Corp.	16,950	2,402
*	Calix Inc.	53,324	2,116
*	Fastly Inc. Class A	199,909	2,093
*	Blend Labs Inc. Class A	531,507	2,046
*	Terawulf Inc.	365,469	1,743
*	NCR Voyix Corp.	133,680	1,643
*	Eastman Kodak Co.	215,854	1,595
*	Freshworks Inc. Class A	67,240	1,251
*	Amplitude Inc. Class A	102,159	1,244
*	SEMrush Holdings Inc. Class A	66,167	1,154
*	Cipher Mining Inc.	192,366	1,102
*	Viant Technology Inc. Class A	48,966	1,084
*	FARO Technologies Inc.	33,840	1,073
*	PagerDuty Inc.	56,112	1,039
*	Alpha & Omega Semiconductor Ltd.	26,248	1,008
*	Upland Software Inc.	233,415	980
*	Daktronics Inc.	53,212	873
*	SkyWater Technology Inc.	64,506	666
*	inTEST Corp.	58,088	532
	Sapiens International Corp. NV	18,394	503
			4,148,073
Materials (2.7%)
	Methanex Corp.	2,278,531	118,939
*	Axalta Coating Systems Ltd.	3,055,003	109,797
	Cabot Corp.	1,197,549	103,552
	Graphic Packaging Holding Co.	3,530,524	96,842
	Ashland Inc.	594,300	37,732
	Eagle Materials Inc.	89,837	23,065
	Balchem Corp.	141,851	22,690
	Louisiana-Pacific Corp.	176,467	20,641
	Carpenter Technology Corp.	75,338	14,545
*	Knife River Corp.	105,500	10,928
	Innospec Inc.	84,348	9,561
	Sealed Air Corp.	235,365	8,198
	Kaiser Aluminum Corp.	102,869	7,201
	United States Lime & Minerals Inc.	59,934	6,627
	Sylvamo Corp.	62,410	4,999
*	Constellium SE	430,030	4,270
*	O-I Glass Inc.	271,664	3,244
	Sensient Technologies Corp.	38,704	2,922
	Orion SA	178,206	2,486
	Materion Corp.	10,323	1,043
	Myers Industries Inc.	62,108	748
*	Century Aluminum Co.	39,026	713
	Ardagh Metal Packaging SA	214,653	595
			611,338
Other (0.6%)
[5]	Vanguard Small-Cap ETF	518,267	129,380
*,3	Sesen Bio CVR	1,476,709	—
			129,380
Real Estate (2.9%)
	Rexford Industrial Realty Inc.	2,388,629	97,122
	Phillips Edison & Co. Inc.	2,652,108	96,351
	Essential Properties Realty Trust Inc.	2,771,261	88,957
	CareTrust REIT Inc.	3,321,530	88,021
	Camden Property Trust	726,183	82,574
	Douglas Emmett Inc.	3,905,541	71,706
	Xenia Hotels & Resorts Inc.	3,356,099	50,207
*	CoStar Group Inc.	322,980	24,740

Vanguard® Explorer™ Fund
		Shares	Market Value ($000)
	Colliers International Group Inc.	150,000	21,353
*	Jones Lang LaSalle Inc.	49,381	13,965
*	Compass Inc. Class A	1,098,350	7,963
	Lamar Advertising Co. Class A	36,382	4,599
	Ryman Hospitality Properties Inc.	41,812	4,384
	Outfront Media Inc.	151,726	2,792
	Armada Hoffler Properties Inc.	164,862	1,612
	RMR Group Inc. Class A	75,418	1,408
	UMH Properties Inc.	52,114	938
	Newmark Group Inc. Class A	66,197	935
*	Forestar Group Inc.	21,898	522
			660,149
Utilities (0.6%)
	IDACORP Inc.	1,076,162	118,313
	NRG Energy Inc.	288,354	29,539
	National Fuel Gas Co.	11,138	780
			148,632
Total Common Stocks (Cost $16,635,185)			22,439,942
Temporary Cash Investments (2.1%)
Money Market Fund (1.6%)
[6,7]	Vanguard Market Liquidity Fund, 4.371%	3,517,133	351,678
		Face Amount ($000)
Repurchase Agreement (0.5%)
	Deutsche Bank Securities, Inc. 4.350%, 2/3/25 (Dated 1/31/25, Repurchase Value $118,543,000, collateralized by U.S. Treasury Note/Bond 4.500%, 11/15/54, with a value of $120,870,000)	118,500	118,500
Total Temporary Cash Investments (Cost $470,119)			470,178
Total Investments (100.1%) (Cost $17,105,304)			22,910,120
Other Assets and Liabilities—Net (-0.1%)			(20,227)
Net Assets (100%)			22,889,893
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $29,255,000.
2	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3	Security value determined using significant unobservable inputs.
4	Restricted securities totaling $37,000, representing 0.0% of net assets.
5	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $31,022,000 was received for securities on loan.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2025	1,770	203,143	1,977
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the

Vanguard® Explorer™ Fund
board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
D.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	22,439,810	37	95	22,439,942
Temporary Cash Investments	351,678	118,500	—	470,178
Total	22,791,488	118,537	95	22,910,120
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,977	—	—	1,977
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.

Vanguard® Explorer™ Fund
F.	Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Oct. 31, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jan. 31, 2025 Market Value ($000)
Nevro Corp.	11,673	—	—	—	(932)	—	—	10,741
Sterling Check Corp.	95,092	—	99,217	(8,003)	12,128	—	—	—
Vanguard Market Liquidity Fund	311,615	NA1	NA1	13	(10)	3,744	—	351,678
Vanguard Small-Cap ETF	199,620	—	82,945	16,346	(3,641)	662	—	129,380
Total	618,000	—	182,162	8,356	7,545	4,406	—	491,799
1	Not applicable—purchases and sales are for temporary cash investment purposes.